Composition of Certain Financial Statement Items - Summary Of Revenue (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 40,510	$ 32,776	$ 146,490	$ 144,515	$ 92,030
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	35,110	30,291	$ 131,571	$ 130,184	$ 81,408
Rest of World [Member]
Disaggregation of Revenue [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 5,400	$ 2,485